Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000159220
Shareholder Report [Line Items]
Fund Name	Deer Park Total Return Credit Fund
Class Name	Class A Shares
Trading Symbol	DPFAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.deerparkfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$84	1.68%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
AssetsNet	$ 121,693,013
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 394,362
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$121,693,013
Number of Portfolio Holdings	330
Advisory Fee (net of waivers)	$394,362
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Non-Agency Asset Backed Securities	94.7%
Money Market Funds	2.7%
Agency Asset Backed Securities	2.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.7%
CMBS	21.0%
CMO	28.9%
ABS	47.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 7.5000%, 11/15/27	2.7%
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.9350%, 04/25/37	2.6%
Wells Fargo Commercial Mortgage Trust 2013-LC12, Series 2013-LC12, Class D, 3.8220%, 07/15/46	2.4%
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 5.3650%, 12/25/35	2.3%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 7.4350%, 12/25/37	2.3%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.7000%, 03/15/49	2.1%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.6450%, 12/25/46	2.0%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 5.4100%, 10/25/35	2.0%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	1.9%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 5.4100%, 04/25/36	1.8%

C000159221
Shareholder Report [Line Items]
Fund Name	Deer Park Total Return Credit Fund
Class Name	Class C Shares
Trading Symbol	DPFCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.deerparkfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$121	2.43%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.43%
AssetsNet	$ 121,693,013
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 394,362
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$121,693,013
Number of Portfolio Holdings	330
Advisory Fee (net of waivers)	$394,362
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Non-Agency Asset Backed Securities	94.7%
Money Market Funds	2.7%
Agency Asset Backed Securities	2.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.7%
CMBS	21.0%
CMO	28.9%
ABS	47.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 7.5000%, 11/15/27	2.7%
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.9350%, 04/25/37	2.6%
Wells Fargo Commercial Mortgage Trust 2013-LC12, Series 2013-LC12, Class D, 3.8220%, 07/15/46	2.4%
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 5.3650%, 12/25/35	2.3%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 7.4350%, 12/25/37	2.3%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.7000%, 03/15/49	2.1%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.6450%, 12/25/46	2.0%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 5.4100%, 10/25/35	2.0%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	1.9%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 5.4100%, 04/25/36	1.8%

C000159222
Shareholder Report [Line Items]
Fund Name	Deer Park Total Return Credit Fund
Class Name	Class I Shares
Trading Symbol	DPFNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.deerparkfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$71	1.43%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
AssetsNet	$ 121,693,013
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 394,362
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$121,693,013
Number of Portfolio Holdings	330
Advisory Fee (net of waivers)	$394,362
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Non-Agency Asset Backed Securities	94.7%
Money Market Funds	2.7%
Agency Asset Backed Securities	2.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.7%
CMBS	21.0%
CMO	28.9%
ABS	47.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 7.5000%, 11/15/27	2.7%
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.9350%, 04/25/37	2.6%
Wells Fargo Commercial Mortgage Trust 2013-LC12, Series 2013-LC12, Class D, 3.8220%, 07/15/46	2.4%
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 5.3650%, 12/25/35	2.3%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 7.4350%, 12/25/37	2.3%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.7000%, 03/15/49	2.1%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.6450%, 12/25/46	2.0%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 5.4100%, 10/25/35	2.0%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	1.9%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 5.4100%, 04/25/36	1.8%